Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Product revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 28,000
License revenues	0	0	0	27,000	27,000	33,000
TOTAL NET REVENUE	0	0	0	27,000	27,000	61,000
Cost of Product Revenue	0	0	0	0	0	57,000
Gross profit	0	0	0	27,000	27,000	4,000
Operating Expenses:
Research and development	250,000	225,000	725,000	475,000	1,000,000	0
Selling, general and administrative	2,280,000	2,552,000	7,827,000	5,571,000	7,954,000	2,400,000
Total operating expenses	2,530,000	2,777,000	8,552,000	6,046,000	8,954,000	2,400,000
Loss from Operations	(2,530,000)	(2,777,000)	(8,552,000)	(6,019,000)	(8,927,000)	(2,396,000)
Other income (expense)
Change in value of warrant and derivative liabilities	436,000	2,809,000	37,195,000	20,683,000	(6,760,000)	(15,963,000)
Interest expense/income	(1,536,000)	(1,724,000)	(4,781,000)	(10,012,000)	(17,039,000)	(5,146,000)
Total Other Income (Expense)	(1,100,000)	1,085,000	32,414,000	10,671,000	(23,799,000)	(21,109,000)
Income (Loss) before minority interest and provision for income taxes	(3,630,000)	(1,692,000)	23,862,000	4,652,000	(32,726,000)	(23,505,000)
Plus: net (income) loss attributable to the noncontrolling interests	0	0	0	0	0	16,000
Income (Loss) before provision for income taxes	(3,630,000)	(1,692,000)	23,862,000	4,652,000	(32,726,000)	(23,489,000)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	$ (3,630,000)	$ (1,692,000)	$ 23,862,000	$ 4,652,000	$ (32,726,000)	$ (23,489,000)
Income/(loss) per share - Basic	$ 0.13	$ 0.71	$ 1.05	$ 1.94
Income/(loss) per share - Diluted	$ 0.13	$ 0.71	$ 1.05	$ 0.98
Loss Per Share - basic and diluted					$ (13.67)	$ (0.04)
Weighted Average Common Shares Outstanding - Basic	27,462,111	2,400,000	22,656,666	2,392,683
Weighted Average Common Shares Outstanding - Diluted	27,462,111	2,400,000	22,656,666	4,764,753
Weighted Average Shares Outstanding - Basic and diluted					2,394,540	2,327,873